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January 1, 2009
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Fund Profile

T. Rowe Price

California Tax-Free
Money Fund

California Tax-Free
Bond Fund

A money market fund and a long-term bond fund seeking income exempt from federal and California state income taxes.

This profile summarizes key information about the funds that is included in the funds` prospectus. The funds` prospectus includes additional information about the funds, including a more detailed description of the risks associated with investing in each fund that you may want to consider before you invest. You may obtain the prospectus and other information about the funds at no cost by calling 1-800-638-5660 or by visiting our Web site at
troweprice.com.

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Fund Profile

T. Rowe Price California Tax-Free Income Trust

California Tax-Free Money Fund — PCTXX
California Tax-Free Bond Fund — PRXCX

What is each fund`s objective?

Money Fund seeks to provide preservation of capital, liquidity, and, consistent with these objectives, the highest level of income exempt from federal and California state income taxes.

Bond Fund seeks to provide, consistent with prudent portfolio management, the highest level of income exempt from federal and California state income taxes by investing primarily in investment-grade California municipal bonds.

What is each fund`s principal investment strategy?

Money Fund will invest at least 65% of total assets in California municipal securities, and at least 80% of the fund`s income is expected to be exempt from federal and California state income taxes. All securities held by the fund will mature in 13 months or less, and the fund`s weighted average maturity will not exceed 90 days. While the fund`s yield will fluctuate with changes in interest rates, its share price is managed to remain stable at $1.00. The fund buys securities rated within the two highest short-term rating categories assigned by established rating agencies or, if unrated, deemed to be of comparable quality by T. Rowe Price. All securities purchased by the fund will present minimal credit risk in the opinion of T. Rowe Price.

Bond Fund will invest so that, under normal market conditions, at least 80% of its net assets are invested in bonds that pay interest exempt from federal and California state income taxes, and at least 80% of the fund`s income is exempt from federal and California state income taxes. The fund`s weighted average maturity is expected to exceed 10 years. The fund will generally purchase investment-grade securities, which means their ratings are within the four highest credit categories (for example, AAA, AA, A, or BBB) as determined by at least one nationally recognized credit rating agency or, if unrated, deemed to be of comparable quality by T. Rowe Price. The fund may occasionally purchase below investment-grade securities (including those with the lowest or no rating), but no such purchase will be made if it would cause the fund`s noninvestment-grade bonds to exceed 10% of its total assets. The fund may invest in bonds whose income must be included in the calculation of alternative minimum tax.

In selecting securities for the money fund, the fund manager may examine relationships among yields of various types and maturities of money market securities in the context of the outlook for interest rates. Similarly, investment decisions for the bond fund reflect the manager`s outlook for interest rates and the economy, as well as the prices and yields of various securities. This approach

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Fund Profile

is designed to help the managers capture appreciation opportunities when rates are falling and reduce the impact of falling prices when rates are rising. For example, if we expect rates to fall, we may buy longer-term securities within each fund`s maturity range to provide higher yield (and, in the case of the bond fund, greater appreciation) potential. Conversely, shorter-term maturities may be favored if rates are expected to rise. And if our economic outlook is positive, we may take advantage of the bond fund`s 10% "basket" for noninvestment-grade bonds. From time to time, each fund may invest a significant portion of its assets in sectors with special risks, such as hospital, electric utility, or private activity bonds. The funds may sell holdings for a variety of reasons, such as to adjust a portfolio`s average maturity, duration, or credit quality or to shift assets into higher-yielding securities.

Each fund sometimes invests in obligations of the commonwealth of Puerto Rico and its public corporations (as well as the U.S. territories of Guam and the Virgin Islands) that are exempt from federal and California state income taxes. These securities are generally purchased when they offer a comparably attractive combination of risk and return.

Due to seasonal variations in the supply of suitable California securities, each fund may invest in municipals whose interest is exempt from federal but not California state income taxes. Every effort will be made to minimize such investments, but they could compose up to 10% of each fund`s annual income.

While most assets will be invested in municipal securities, the funds may invest in other securities and use derivatives, including futures and swaps, in keeping with fund objectives.

Certain investment restrictions, such as a required minimum or maximum investment in a particular type of security, are measured at the time each fund purchases a security. The status, market value, maturity, credit quality, or other characteristics of each fund`s securities may change after they are purchased, and this may cause the amount of each fund`s assets invested in such securities to exceed the stated maximum restriction or fall below the stated minimum restriction. If any of these changes occur, it would not be considered a violation of the investment restriction. However, purchases by a fund during the time it is above or below the stated percentage restriction would be made in compliance with applicable restrictions.

Income from California municipal securities is generally exempt from federal and California state income taxes.

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Fund Profile

Further information about each fund`s investments, including a review of market conditions and fund strategies and their impact on performance, is available in the annual and semiannual shareholder reports. To obtain free copies of these documents, call 1-800-638-5660. These documents are also available at troweprice.com.

What are the main risks of investing in the funds?

Any of the following could cause a decline in your fund`s share price or income.

  Interest rate risk  This risk refers to the rise in interest rates that accompanies a decline in bond prices. (Bond prices and interest rates move in opposite directions.) Generally, the longer the maturity of a fund or security, the greater its interest rate risk.

  While a rise in rates is the principal source of interest rate risk for bond funds, falling rates bring the possibility that a bond may be "called," or redeemed before maturity, and that the proceeds may be reinvested in lower-yielding securities.

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  Credit risk  This risk is the chance that any of the fund`s holdings will have their credit ratings downgraded or will default (fail to make scheduled interest or principal payments), potentially reducing the fund`s income level and share price. This risk is reduced for the money fund because of the highly rated securities in its portfolio.
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  As of April 1, 2008, the state of California`s general obligation debt was rated A1 .by Moody`s, A+ by Standard & Poor`s (S&P), and A+ by Fitch. Moody`s and .S&P maintained stable outlooks for their credit ratings, while Fitch`s outlook .was negative..Each fund may invest a significant portion of assets in securities that are not general obligations of the state. These may be issued by local governments or public authorities and are rated according to their particular creditworthiness, which may vary significantly from the state`s general obligations.

  Due to a variety of factors, many local California municipals, as well as bonds issued by the state, have experienced rating volatility, with downgrades during 2001-2003 and upgrades between 2004 and 2006.

  While generally considered to be of medium quality, securities in the BBB category may be more susceptible to adverse economic or investing conditions, and some BBB securities have speculative characteristics. We may retain a security whose credit quality is downgraded after purchase.

  Significant political and economic developments within a state may have direct and indirect repercussions on virtually all municipal bonds issued in the state.

  Geographical risk  A fund investing within a single state is, by definition, less diversified geographically than one investing across many states and, therefore,

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  Fund Profile

  has greater exposure to adverse economic and political conditions within that state.

  Political and legislative risk  The municipal securities market could be significantly affected by adverse political and legislative changes or litigation at the federal or state levels. The value of municipal bonds (and funds investing in them) is strongly influenced by the value of tax-exempt income to investors. A significant restructuring of federal income tax rates, or even serious discussion on this topic in Congress, could cause municipal bond prices to fall as lower income tax rates would reduce the advantage of owning municipals. Lower state income tax rates could have a similar effect.

  Liquidity risk  This is the chance that a fund may not be able to sell securities at desired prices. Sectors of the bond market can experience sudden downturns in trading activity. During periods of reduced trading, the spread can widen between the price at which a security can be bought and the price at which it can be sold. Less liquid securities can become more difficult to value and be subject to erratic price movements.

  Other risks  Certain sectors of the municipal bond market have special risks and can be adversely affected by changes in regulations. For example, hospital bonds have been hurt by changes in Medicare reimbursement rates, electric utilities are subject to governmental rate regulation, and private activity bonds are not government backed. Prices of municipals may be affected by major changes in cash flows into or out of municipal funds. For example, substantial and sustained redemptions from municipal bond funds could result in lower prices for these securities.

  Fund investments in the commonwealth of Puerto Rico and its public corporations (as well as the U.S. territories of Guam and the Virgin Islands) require careful assessment of certain risk factors, including reliance on substantial federal assistance and favorable tax programs that have recently become subject to phaseout by Congress.

  Derivatives risk (bond fund)  To the extent the fund uses futures, swaps, and other derivatives, it is exposed to additional volatility and potential losses.

  Risks of the money fund  An investment in the money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. For example, a sharp and unexpected rise in interest rates in an unusually short time or the default of a portfolio security could cause the fund`s NAV to fall below $1.00. However, the fund has maintained a constant share price since its inception, and the fund will make every effort to continue to meet this objective.

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  Fund Profile

  As with any mutual fund, there can be no guarantee the funds will achieve their objectives.

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  The income level of the funds will fluctuate with changing market conditions and interest rate levels. The bond fund`s share price will also fluctuate; when you sell your shares, you may lose money. An investment in each fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
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  How can I tell which fund is more appropriate for me?

  Consider your investment goals, your time horizon for achieving them, and your tolerance for risk. The funds can be used to generate income or to diversify a stock portfolio. The higher your tax bracket, the more likely tax-exempt securities are appropriate. If you are investing for higher tax-free income and can accept the possibility of price declines in an effort to achieve income exempt from federal and California state income taxes, the bond fund could be an appropriate part of your overall investment strategy. If you are investing for tax-free income with principal stability and liquidity, you should consider the money market fund.

  The funds are inappropriate for tax-deferred accounts, such as an individual retirement account (IRA).

  The fund or funds you select should not represent your complete investment program or be used for short-term trading purposes.

  How has each fund performed in the past?

  The bar charts showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. Past fund returns (before and after taxes) are not an indication of future performance.

  The funds can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.

  In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. Actual after-tax returns depend on each investor`s situation and may differ from those shown. After-tax returns are not relevant if the shares are held in a tax-deferred account, such as a 401(k) account or IRA. During periods of fund losses, the post-liquidation after-tax return may exceed the funds` other returns because the loss generates a tax benefit that is factored into the result.

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  Fund Profile

  Table 1  Average Annual Total Returns
	Periods ended 12/31/08
	1 year	5 years	10 years
Money Fund	1.66%	2.03%	1.91%
Lipper California Tax-Exempt Money Market Funds Average	1.63	2.00	1.91
Bond Fund
Returns before taxes	-6.18	1.68	3.41
Returns after taxes on distributions	-6.18	1.68	3.40
Returns after taxes on distributions and sale of fund shares	-2.47	2.12	3.60
Barclays Capital Municipal Bond Index	-2.47	2.71	4.26
Lipper California Municipal Debt Funds Average	-11.53	0.29	2.43
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  Returns are based on changes in principal value, reinvested dividends, and capital gain distributions, if any. Returns before taxes do not reflect effects of any income or capital gains taxes. Taxes are computed using the highest federal income tax rate. The after-tax returns reflect the rates applicable to ordinary and qualified dividends and capital gains effective in 2003. The returns do not reflect the impact of state and local taxes. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of fund shares assume the shares were sold at period-end and, therefore, are also adjusted for any capital gains or losses incurred by the shareholder. Market indexes do not include expenses, which are deducted from fund returns, or taxes.

  Money funds are not required to show after-tax returns.

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  Barclays Capital Municipal Bond Index is an unmanaged index that tracks municipal debt instruments.
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  Fund Profile

  What fees and expenses will I pay?

  The shares that are offered in this profile are 100% no load. There are no fees or charges to buy or sell fund shares, reinvest dividends, or exchange into other T. Rowe Price funds. There are no 12b1 fees.

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	Annual fund operating expenses (expenses that are deducted from fund assets)
Fund	Management fee	Other expenses	Total annual fund operating expenses	Fee waiver/expense reimbursement	Net expenses
Money	0.40%	0.52%	0.52%	0.06%a	0.55%a
Bond	0.40	0.12	0.52	xd1	xd1
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  *Redemption proceeds of less than $5,000 sent by wire are subject to a $5 fee paid to the fund. Accounts with less than a $2,000 balance (with certain exceptions) are subject to a $10 fee.

  aEffective July 1, 2007, T. Rowe Price contractually obligated itself to waive any fees and bear any expenses through June 30, 2009, to the extent such fees or expenses would cause the ratio of expenses to average net assets to exceed 0.55%. Subject to shareholder approval, fees waived or expenses paid or assumed under this agreement are subject to reimbursement to T. Rowe Price whenever the fund`s expense ratio is below 0.55%; however, no reimbursement will be made more than three years after any waiver or payment, or if it would result in the expense ratio exceeding 0.55%. Any amounts reimbursed have the effect of increasing fees otherwise paid by the fund. The fund operated under previous expense limitations for which T. Rowe Price may be reimbursed.

  Example.  The following table gives you an idea of how expense ratios may translate into dollars and helps you to compare the cost of investing in these funds with that of other mutual funds. Although your actual costs may be higher or lower, the table shows how much you would pay if operating expenses remain the same, the expense limitation currently in place is not renewed (if applicable), you invest $10,000, earn a 5% annual return, hold the investment for the following periods, and then redeem:

Fund	1 year	3 years	5 years	10 years
Money	$56	$187	$332	$754
Bond	53	167	291	653

  Who manages the funds?

  The funds are managed by T. Rowe Price Associates, Inc. (T. Rowe Price). Founded in 1937, T. Rowe Price and its affiliates manage investments for individual and institutional accounts. The company offers a comprehensive array of stock, bond, and money market funds directly to the investing public.

  Money Fund  Joseph K. Lynagh manages the fund day to day and has been chairman of its Investment Advisory Committee since 2000. He joined T. Rowe Price in 1991 and his investment experience dates from 1994.

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  Fund Profile

  Bond Fund  Konstantine B. Mallas manages the fund day to day and has been chairman of its Investment Advisory Committee since 2003. He joined T. Rowe Price in 1987 and his investment experience dates from 1991.

  How can I purchase shares?

  Fill out the New Account Form and return it with your check in the postpaid envelope. The minimum initial purchase is $2,500 ($1,000 for gifts or transfers to minors). The minimum subsequent investment is $100 ($50 for gifts or transfers to minors or Automatic Asset Builder). You can also open an account by bank wire, by exchanging from another T. Rowe Price fund, or by transferring assets from another financial institution.

  How can I sell shares?

  You may redeem or sell any portion of your account on any business day. Simply write to us or call. You can also access your account at any time via Tele*Access SM or our Web site. We offer convenient exchange among our entire family of domestic and international funds. Restrictions may apply in special circumstances, and some redemption requests need a signature guarantee.

  When will I receive income and capital gain distributions?

  Each fund distributes income monthly and net capital gains, if any, at year-end. Normally there are no capital gain distributions for money market funds. Although most income will not be subject to federal income tax, short-term gains are taxable at ordinary income rates and long-term gains are taxable at the current capital gains rate. Income from certain "private activity" bonds may be taxable for those investors subject to the alternative minimum tax (AMT). Distributions are reinvested automatically in additional shares unless you choose another option, such as receiving a check.

  What services are available?

  A wide range, including, but not limited to:

  retirement plans for individuals and large and small businesses;

  automated information and transaction services by telephone or computer;

  electronic transfers between fund and bank accounts;

  automatic investing and automatic exchange; and

  brokerage services, including cash management features.

  Fund Profile

  T. Rowe Price Associates, Inc.

  100 East Pratt Street

  Baltimore, MD 21202

  troweprice.com

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  RPS C05-035 1/09
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  T. Rowe Price Investment Services, Inc., Distributor.